Segment Information (Details) - Schedule of Revenue and Gross Profit by Segment - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Sep. 28, 2024	Sep. 30, 2023	Dec. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Revenue	$ 46,098	$ 49,537	$ 131,719	$ 145,776	$ 190,876	$ 184,884
Total Gross Profit	6,162	7,663	17,287	22,176	28,529	32,749
Selling, general and administrative expenses	(6,996)	(8,641)	(20,023)	(24,110)	(38,214)	(32,556)
Depreciation and amortization	(474)	(513)	(1,427)	(1,388)	(1,901)	(1,959)
Interest expense and amortization of debt discount and deferred financing costs	(574)	(1,316)	(3,301)	(3,658)	(5,461)	(3,680)
Discontinued Operations		(1,190)	901	(2,879)
Other loss income, net	(911)	(237)	(656)	(63)
Loss Before Provision for Income Tax	(2,793)	(4,234)	(7,219)	(9,922)	(25,737)	(17,216)
Commercial Staffing - US [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Total Revenue	19,172	23,714	58,970	71,106	91,874	108,205
Total Gross Profit	3,127	5,185	9,417	13,293	16,805	19,182
Professional Staffing - US [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Total Revenue	26,926	25,823	72,749	74,670	99,002	76,679
Total Gross Profit	$ 3,035	$ 2,478	$ 7,870	$ 8,883	$ 11,724	$ 13,567